Segment Reporting - Additional Information (Detail) (Discontinued Operations [Member], Conventional Tanker [Member])	3 Months Ended		6 Months Ended
	Jun. 30, 2014 Vessel	Jun. 30, 2013 Vessel	Jun. 30, 2014 Vessel	Jun. 30, 2013 Vessel
Discontinued Operations [Member] | Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Number of vessels	3	3	3	3